Fees Summary	Jul. 21, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 5,656,000
Previously Paid Amount	0.00
Total Fee Amount	781.09
Total Offset Amount	0.00
Net Fee	781.09
Narrative - Max Aggregate Offering Price	$ 5,656,000
Final Prospectus	true